Principal Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Building
Property, Plant and Equipment
Estimated useful lives of assets (in years)	20
Building | Prior to revision
Property, Plant and Equipment
Estimated useful lives of assets (in years)	15
Furniture, fixtures and office equipment
Property, Plant and Equipment
Estimated useful lives of assets, minimum (in years)	5
Estimated useful lives of assets, maximum (in years)	10
Vehicles
Property, Plant and Equipment
Estimated useful lives of assets (in years)	5
Servers and computers
Property, Plant and Equipment
Estimated useful lives of assets (in years)	3
Software
Property, Plant and Equipment
Estimated useful lives of assets (in years)	3
Software | Prior to revision
Property, Plant and Equipment
Estimated useful lives of assets, minimum (in years)	2
Estimated useful lives of assets, maximum (in years)	3